Consolidated Statements of Shareholder's Equity (USD $) In Millions, except Share data, unless otherwise specified	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Common Stock
Balance at Dec. 31, 2010	$ 1,485	$ (215)	$ (17)	$ (8)	$ 1
Balance, Shares at Dec. 31, 2010					97,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)		46
Other comprehensive income, net of tax			11
Total Comprehensive (Loss) Income		46	11
Issuance of common stock	6
Exercise of stock options	5
Exercise of stock options, Shares					1,000,000
Vesting of RSUs	(1)
DSUs converted into common stock	(1)			1
Repurchase of common stock				(87)
Repurchase of common stock, Shares				(6,000,000)
Stock-based employee compensation	8
Balance at Dec. 31, 2011	1,502	(169)	(6)	(94)	1
Balance, Shares at Dec. 31, 2011				(6,000,000)	98,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(714)
Other comprehensive income, net of tax			13
Total Comprehensive (Loss) Income		(714)	13
Issuance of common stock	2
Exercise of stock options	4
Vesting of RSUs	(1)
DSUs converted into common stock	(1)			1
Repurchase of common stock				(10)
Stock-based employee compensation	7
Balance at Dec. 31, 2012	1,513	(883)	7	(103)	1
Balance, Shares at Dec. 31, 2012				(6,000,000)	98,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(507)
Total Comprehensive (Loss) Income		(507)
Issuance of common stock	7
Issuance of common stock, Shares					1,000,000
Exercise of stock options	1
Vesting of RSUs	(1)
DSUs converted into common stock	(1)			1
Repurchase of common stock				(16)
Repurchase of common stock, Shares				(1,000,000)
Stock-based employee compensation	4
Balance at Dec. 31, 2013	$ 1,523	$ (1,390)	$ 7	$ (118)	$ 1
Balance, Shares at Dec. 31, 2013				(7,000,000)	99,000,000